Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Goodwill and Intangible Assets, Net
16)	GOODWILL AND INTANGIBLE ASSETS, NET

16.1)	BALANCES AND CHANGES DURING THE PERIOD
As of December 31, 2024 and 2023, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

		2024				2023

		Cost	Accumulated amortization	Carrying amount		Cost	Accumulated amortization	Carrying amount

Intangible assets of indefinite useful life:
Goodwill	$	7,441	—	7,441	$	7,674	—	7,674
Intangible assets of definite useful life:
Extraction rights		1,796	(506)	1,290		1,768	(479)	1,289
Internally developed software		1,137	(734)	403		973	(639)	334
Customer relationships		—	—	—		196	(196)	—
Mining projects		49	(8)	41		47	(7)	40
Industrial property and trademarks		29	(17)	12		32	(16)	16
Other intangible assets		390	(216)	174		357	(180)	177

	$	10,842	(1,481)	9,361	$	11,047	(1,517)	9,530

Changes in consolidated goodwill for the years ended December 31, 2024 and 2023, were as follows:

		2024	2023

Balance at beginning of period	$	7,674	7,538
Divestitures and reclassifications (note 4.2)		(92)	—
Business combinations (note 4.1)		5	8
Foreign currency translation effects		(146)	128

Balance at end of period	$	7,441	7,674

Changes in intangible assets of definite life in 2024 and 2023, were as follows:

		2024

		Extraction rights	Internally developed software 1	Mining projects	Industrial property and trademarks	Others	Total

Balance at beginning of period	$	1,289	334	40	16	177	1,856
Amortization for the period		(47)	(103)	(1)	(1)	(33)	(185)
Additions (disposals), net 1		55	188	3	(2)	52	296
Foreign currency translation effects		(7)	(16)	(1)	(1)	(22)	(47)

Balance at the end of period	$	1,290	403	41	12	174	1,920

		2023

		Extraction rights	Internally developed software 1	Mining projects	Industrial property and trademarks	Others	Total

Balance at beginning of period	$	1,277	286	33	17	142	1,755
Amortization for the period		(42)	(91)	(1)	(1)	(20)	(155)
Impairment (note 7)		(7)	—	—	—	—	(7)
Additions (disposals), net 1		2	148	7	2	48	207
Business combinations		26	—	—	—	—	26
Foreign currency translation effects		33	(9)	1	(2)	7	30

Balance at the end of period	$	1,289	334	40	16	177	1,856

1
Includes the capitalized direct costs incurred in the development stage of internal-use
software, such as professional fees, direct labor and related travel expenses. The capitalized amounts are amortized to the statement of income over a period ranging from 3 to 5 years.

16.2)	ANALYSIS OF GOODWILL IMPAIRMENT
Cemex mandatorily analyses the possible impairment of goodwill at least once a year during the last quarter, or additionally, on any interim date when impairment indicators exist, by means of determining the value in use of its groups of Cash Generating Units (“CGUs”) to which goodwill balances have been allocated. The value in use represents the discounted cash flow projections of each CGU for the next five years plus a terminal value using risk adjusted discount rates.
In 2024, Cemex did not determine goodwill impairment losses, considering that in most cases, Cemex’s cash flows projections by reportable operating segment to which goodwill balances have been allocated slightly improved as compared to 2023, mainly due to reductions in the applicable discount rates, which on weighted average decreased 70 basis points (0.7%) against 2023, while the generation of Operating EBITDA is generally expected to remain flat considering geopolitical uncertainty among other factors.
In 2023, Cemex did not determine goodwill impairment losses considering the increase in the Company’s projected cash flows linked to the improved generation of Operating EBITDA against 2022 in the majority of the reportable operating segments to which goodwill balances have been allocated and the positive outlook at the time for the following years, partly offset by the general increase in the applicable discount rates as compared to 2022, which on average increased 120 basis points or 1.2%.

In 2022, as part of the mandatory impairment tests during the fourth quarter, Cemex recognized within “Other expenses, net” (note 7), non-cash
goodwill impairment losses for an aggregate amount of $365, of which, $273 related to the operating segment in the United States and $92 related to the operating segment in Spain. In both cases, the book value of the operating segments exceeded their corresponding value in use. The impairment losses in 2022 were mainly related to the significant increase in the discount rates as compared to 2021 and the resulting significant decrease in the Company’s projected cash flows in these segments considering the global high inflationary environment at the time, which increased the risk-free rates, and the material increase in the funding cost observed in the industry during the period. These negative effects more than offset the expected improvements in the estimated Operating EBITDA generation in both the United States and Spain.
As of December 31, 2024 and 2023, goodwill balances allocated by operating segment, net of cumulative impairment adjustments, were as follows:

		2024	2023

Mexico	$	359	441
United States		6,176	6,176
EMEA
United Kingdom		259	264
France		194	207
Spain		55	59
Philippines 1		—	82
Rest of EMEA 2		50	50
SCA&C
Colombia		220	254
Caribbean TCL		83	83
Rest of SCA&C 3		45	58

	$	7,441	7,674

1	In December 2024, Cemex sold its operations and assets in the Philippines (note 4.2).

2	This caption refers to the operating segments in Israel, the Czech Republic, Egypt and Germany.

3
This caption refers to the operating segments in the Caribbean and Panama. In 2024, goodwill associated with the Company’s operations in the Dominican Republic of $13 was reclassified to “Assets held for sale” (note 4.2).

As of December 31, 2024, 2023 and 2022, Cemex’s
pre-tax
discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Long-term growth rates 1

Groups of CGUs	2024	2023	2022	2024	2023	2022

United States	9.4%	10.1%	9.1%	2.1%	2.0%	2.0%
United Kingdom	9.7%	10.4%	9.1%	1.3%	1.5%	1.5%
France	9.8%	10.4%	9.2%	1.3%	1.5%	1.4%
Spain	9.8%	10.7%	9.4%	1.6%	1.6%	1.7%
Mexico	10.9%	11.6%	10.3%	0.5%	1.0%	1.1%
Colombia	12.1%	12.7%	10.9%	3.0%	3.3%	3.3%
Range of rates in other countries	9.6% – 12.8%	10.3% – 14.7%	9.3% – 13.9%	0.7% – 4.0%	1.1% – 4.0%	1.5% – 4.5%

1
Cemex’s long-term growth rates are generally based on projections issued by the International Monetary Fund (“IMF”) as maximum benchmarks but may be adjusted downwards based on industry specific expectations.

As of December 31, 2024, the discount rates used by Cemex in its cash flows projections to determine the value in use of its operating segments (group of CGUs) to which goodwill was allocated, decreased by a weighted average of 0.7% as compared to 2023, mainly considering the decrease in the risk-free rate which changed from 4.79% in 2023 to 4.25% in 2024 and the reduction in the funding cost that changed from 6.7% in 2023 to 5.3% in 2024, net of the decrease in the weight of debt which changed from 22.5% in 2023 to 21.1% in 2024 and the slight reduction in the public comparable companies’ stock volatility (“Beta”) which changed from 1.07 in 2023 to 1.05 in 2024. These reductions were partially offset by the increase in the market premium which changed from 5.9% in 2023 to 6.0% in 2024. These financial assumptions will be revised upwards or downwards again in the future.

As of December
31
,
2023
, the discount rates used by Cemex in its cash flows projections to determine the value in use of its operating segments to which goodwill was allocated, increased by a weighted average of
1.2
% as compared to
2022
, mainly considering the increase in the risk-free rate which changed from
3.58
% in
2022
to
4.79
% in
2023
and the reduction in the weight of debt which changed from
27
% in
2022
to
22.5
% in
2023
. This was partially offset by the reduction in the Beta which changed from
1.08
in
2022
to
1.07
in
2023
. In
2023
, the funding cost remained unchanged at
6.7
% as compared to
2022
, as well as other assumptions that remained relatively flat in
2023
as compared to
2022
.
As of December 31, 2022, the discount rates used by Cemex in its cash flows projections to determine the value in use of its operating segments to which goodwill was allocated, increased by a weighted average of 2.0% as compared to 2021, mainly considering the increase in the risk-free rate which changed from 1.82% in 2021 to 3.58% in 2022, the increase in the funding cost which changed from 4.1% in 2021 to 6.7% in 2022 and the average increase of 1.7% in the cost of equity in 2022. The other variables remained relatively flat.
In connection with the aforementioned discount rates and long-term growth, Cemex verified the reasonableness of its conclusions using sensitivity analyses to changes in assumptions, affecting the value in use of all groups of CGUs with an independent reasonably possible increase of 1% in the pre-tax
discount rate, an independent possible decrease of 1% in the long-term growth rate, as well as using multiples of Operating EBITDA, by means of which, Cemex determined a weighted-average multiple of Operating EBITDA to enterprise value observed in recent mergers and acquisitions in the industry. The average multiple was then applied to a stabilized amount of Operating EBITDA and the result was compared to the corresponding carrying amount for each group of CGUs to which goodwill had been allocated. Cemex considered an average Operating EBITDA multiple of 9.7 times in 2024 obtained from its recent divestment transactions.
In relation to the economic assumptions used by the Company described above, the additional impairment losses that would have resulted from the sensitivity analyses derived from independent changes in each of the relevant assumptions, as well as the average multiple of Operating EBITDA, in those operating segments that presented relative impairment risk as of December 31, 2024, are as follows:

		Impairment effects from the sensitivity analyses to changes in assumptions as of December 31, 2024

Operating segment		Impairment losses recognized	Discount rate +1%	Long-term growth rate –1%	Multiples Operating EBITDA 9.7x

United States	$	—	509	213	—
Colombia	$	—	49	23	—

As of December 31, 2024, the factors considered by the Company’s management that could cause the hypothetical scenario of the previous sensitivity analyses of discount rates in the United States and Colombia, an independent increase of 450 bps (4.5%) in the Company’s funding cost observed as of December 31, 2024 of 5.3% or, an independent increase in the risk-free rate of 125 bps to reach 5.5%. Nonetheless, such assumptions did not seem reasonable as of December 31, 2024 in an environment with inflation receding and consequently with interest rates decreasing. Cemex continually monitors the evolution of the groups of CGUs to which goodwill has been allocated that have presented relative goodwill impairment risk in any of the reported periods and if the relevant economic variables and the related value in use would be negatively affected, it may result in goodwill impairment losses in the future.
Impairment tests are significantly sensitive to the estimation of future prices of Cemex’s products, the development of operating expenses, local and international economic trends in the construction industry, the long-term growth expectations in the different markets, as well as the discount rates and the growth rates in perpetuity applied. For purposes of estimating future prices, Cemex uses, to the extent available, historical data; plus the expected increase or decrease according to information issued by trusted external sources, such as national construction or cement producer chambers and/or in governmental economic expectations. Operating expenses are normally measured as a constant proportion of revenues, following experience. However, such operating expenses are also reviewed considering external information sources in respect of inputs that behave according to international prices, such as oil and gas. Cemex uses specific pre-tax
discount rates for each group of CGUs to which goodwill is allocated, which are applied to discount pre-tax
cash flows. The amounts of estimated undiscounted cash flows are significantly sensitive to the growth rate in perpetuity applied. The higher the growth rate in perpetuity applied, the higher the amount of undiscounted future cash flows by group of CGUs obtained. Moreover, the amounts of discounted estimated future cash flows are significantly sensitive to the weighted average cost of capital (discount rate) applied. The higher the discount rate applied, the lower the amount of discounted estimated future cash flows by group of CGUs obtained.